Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment on January 1, 2021 Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Saul Centers Total Stockholder Return (4)	Peer Group Total Stockholder Return (3) (4)	Net Income (in thousands) (4)
2025	$1,262,364	$1,205,817	$1,145,001	$964,257	$133.97	$137.84	$49,219
2024	1,384,835	1,399,251	1,095,347	1,127,367	98.23	123.35	67,703
2023	302,294	302,294	944,714	940,496	93.56	113.46	69,026
2022	293,174	293,174	896,356	802,676	91.04	99.78	65,392
2021	248,465	248,465	680,841	929,317	112.91	131.86	61,649

Named Executive Officers, Footnote	Mr. B. Francis Saul II was our PEO for all years shown. Prior to 2024, all equity grants awarded to Mr. B. Francis Saul II vested immediately and there were no adjustments to the Summary Compensation Table total to arrive at CAP to our PEO.For 2021, our NEOs included Messrs. Schneider, Pearson, Netter, Collich and Heard. For 2022 and 2023, our other NEOs included Messrs. Pearson, Netter, Collich and Heard. For 2024 and 2025, our other NEOs included Messrs. Pearson, Collich, Heard, and Friedlis.
Peer Group Issuers, Footnote	Peer Group TSR is calculated using the FTSE Nareit Equity Index, which is the index used for purposes of our performance graph in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 1,262,364	$ 1,384,835	$ 302,294	$ 293,174	$ 248,465
PEO Actually Paid Compensation Amount	$ 1,205,817	1,399,251	302,294	293,174	248,465
Adjustment To PEO Compensation, Footnote
The following table summarizes the adjustments made during each year to arrive at average CAP to the PEO during 2025, 2024, 2023, 2022, and 2021.

	PEO
Adjustments	2025	2024	2023	2022	2021
Amounts reported under “Restricted Stock Awards” in Summary Compensation Table	$(1,010,225)	$(1,133,766)	$—	$—	$—
Fair Value of Awards Granted in the Indicated Year and Unvested as of Year-End	1,072,020	1,148,182	—	—	—
Change in Fair Value from Awards Granted in Prior Years that Remain Unvested as of Year-End	(112,023)	—	—	—	—
Change in Fair Value from Awards Granted in Prior Years that Vested during the Year	(15,759)	—	—	—	—
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	9,440	—	—	—	—
Total Adjustments	$(56,547)	$14,416	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,145,001	1,095,347	944,714	896,356	680,841
Non-PEO NEO Average Compensation Actually Paid Amount	$ 964,257	1,127,367	940,496	802,676	929,317
Adjustment to Non-PEO NEO Compensation Footnote
The following table summarizes the adjustments made during each year to arrive at average CAP to the other NEOs during 2025, 2024, 2023, 2022, and 2021.

	Average of Other NEOs
Adjustments	2025	2024	2023	2022	2021
Amounts reported under “Restricted Stock Awards” in Summary Compensation Table	$(284,126)	$(304,641)	$—	$—	$—
Amounts reported under “Option Awards” in Summary Compensation Table	—	—	(136,350)	(172,350)	(95,360)
Fair Value of Awards Granted in the Indicated Year and Unvested as of Year-End	287,546	308,567	203,625	138,825	156,800
Change in Fair Value from Awards Granted in Prior Years that Remain Unvested as of Year-End	(119,893)	22,694	(26,716)	(63,297)	146,115
Change in Fair Value from Awards Granted in Prior Years that Vested during the Year	(66,926)	5,400	(44,777)	3,142	40,921
Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	2,655	—	—	—	—
Total Adjustments	$(180,744)	$32,020	$(4,218)	$(93,680)	$248,476

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 133.97	98.23	93.56	91.04	112.91
Peer Group Total Shareholder Return Amount	137.84	123.35	113.46	99.78	131.86
Net Income (Loss)	$ 49,219,000	67,703,000	69,026,000	65,392,000	61,649,000
PEO Name	Mr. B. Francis Saul II
Additional 402(v) Disclosure	The Company does not link CAP with net income, TSR, or any other financial performance measurement. The Compensation Committee believes that the annual salary, cash bonus, and options awarded to each of our NEOs during the periods presented reflected the scope of the role and responsibilities of the applicable position, individual performance and experience, and competitive market practices. The Compensation Committee believes that the annual salary, cash bonus, and options awarded to each of our NEOs maintain a level of total compensation that allows us to attract and retain executive officers who create and preserve sustainable stockholder value.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,547)	14,416	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,020	1,148,182	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,023)	0	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,759)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,440	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Restrcited Stock Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,010,225)	(1,133,766)	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,744)	32,020	(4,218)	(93,680)	248,476
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,546	308,567	203,625	138,825	156,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,893)	22,694	(26,716)	(63,297)	146,115
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,926)	5,400	(44,777)	3,142	40,921
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,655	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Restrcited Stock Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,126)	(304,641)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (136,350)	$ (172,350)	$ (95,360)